SHARE-BASED COMPENSATION - Disclosure of share options and average life (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	9,033	8,799	9,288
Average life (years)	2 years 7 months 17 days
$0.69 to $1.58 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	2,217
Average life (years)	10 months 20 days
$0.69 to $1.58 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 0.69
$0.69 to $1.58 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.58
$1.59 to $2.01 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	2,812
Average life (years)	3 years 11 months 23 days
$1.59 to $2.01 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.59
$1.59 to $2.01 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.01
$2.02 to $2.58 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	3,914
Average life (years)	2 years 7 months 9 days
$2.02 to $2.58 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.02
$2.02 to $2.58 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.58
$2.59 to $3.45 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	50
Average life (years)	4 years 3 months 29 days
$2.59 to $3.45 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.59
$2.59 to $3.45 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 3.45
$3.46 to $3.51 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	40
Average life (years)	4 years 9 months 7 days
$3.46 to $3.51 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 3.46
$3.46 to $3.51 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 3.51